Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Jul. 21, 2021	Jan. 21, 2021	Jul. 31, 2021	Jun. 30, 2021	Mar. 01, 2021	Dec. 31, 2020	Jul. 28, 2020
Subsequent Event [Line Items]
Warrants outstanding (in shares)							30,980,000
Common Class B
Subsequent Event [Line Items]
Common stock, par value (USD per share)				$ 0.0001	$ 0.0001	$ 0.0001
Common Class A
Subsequent Event [Line Items]
Common stock, par value (USD per share)				$ 0.0001	$ 0.0001	$ 0.0001
Chaikin Holdings LLC. | Marketwise, LLC
Subsequent Event [Line Items]
Percentage of interests acquired		90.00%
Payments to acquire businesses		$ 7,290
Subsequent Event | Marketwise, LLC
Subsequent Event [Line Items]
Discretionary lifetime award payment			$ 10,000
Common stock, par value (USD per share)			$ 0.0001
Subsequent Event | Marketwise, LLC | MarketWise, Inc.
Subsequent Event [Line Items]
Noncontrolling interest, ownership percentage by parent	91.20%
Subsequent Event | Marketwise, LLC | MarketWise, Inc. | Public Shareholders
Subsequent Event [Line Items]
Minority ownership interest	0.10%
Subsequent Event | Marketwise, LLC | Common Class B
Subsequent Event [Line Items]
Shares outstanding (in shares)	291,092,300
Subsequent Event | Marketwise, LLC | Common Class A
Subsequent Event [Line Items]
Shares outstanding (in shares)	28,003,096
Subsequent Event | Marketwise, LLC | Sponsor Earn Out Shares
Subsequent Event [Line Items]
Shares outstanding (in shares)	3,051,000
Warrants outstanding (in shares)	30,979,993
Subsequent Event | Marketwise, LLC | Sponsor Earn Out Shares | Private Placement Warrants
Subsequent Event [Line Items]
Warrants outstanding (in shares)	10,280,000
Subsequent Event | Marketwise, LLC | Transaction Agreement
Subsequent Event [Line Items]
Number of shares issued (in shares)	28,003,096
Number of warrants (in shares)	30,979,993
Subsequent Event | Marketwise, LLC | Transaction Agreement | Common Class B
Subsequent Event [Line Items]
Common stock, par value (USD per share)	$ 0.0001
Number of shares issued (in shares)	291,092,300
Subsequent Event | Marketwise, LLC | PIPE Investment | Common Class A
Subsequent Event [Line Items]
Number of shares issued (in shares)	15,000,000
Sale of stock issue price per share (in usd per share)	$ 10.00
Commitment amount	$ 150,000
Subsequent Event | Pipe Investors | MarketWise, Inc.
Subsequent Event [Line Items]
Minority ownership interest	4.70%
Subsequent Event | Ascendant Sponsor LP | MarketWise, Inc.
Subsequent Event [Line Items]
Minority ownership interest	3.20%
Subsequent Event | Chaikin Holdings LLC. | Marketwise, LLC
Subsequent Event [Line Items]
Percentage of interests acquired		90.00%
Payments to acquire businesses		$ 7,290